Bank Loans (Details) $ in Thousands			6 Months Ended		12 Months Ended
	Feb. 28, 2026 EUR (€)	Feb. 28, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Bank Loans [Line Items]
Bank loan interest expense			€ 351,691	€ 157,432
Unsecured bank loans					€ 3,600,000
Interest payable average rate					2.11%
Long term finance	€ 4,870,000	$ 5,750
Margin percentage	2.00%	2.00%
Bottom of range [Member]
Bank Loans [Line Items]
Maturity term					1 year
Top of range [Member]
Bank Loans [Line Items]
Maturity term					3 years
Bank Loan [Member]
Bank Loans [Line Items]
Bank loan interest expense			73,267	0
Line of Credit [Member]
Bank Loans [Line Items]
Interest expense			€ 0	€ 34,056